Marketable Securities	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
3.	MARKETABLE SECURITIES

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2018 and December 31, 2017 are detailed in the tables below:

	December 31, 2017	Purchase	Proceeds at maturity	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2018
U.S. Treasury debt securities	431	—	(100)	(1)	—	330

Total	431	—	(100)	(1)	—	330

*	Other Comprehensive Income

	December 31, 2016	Purchase	Proceeds at maturity	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2017
U.S. Treasury debt securities	335	99	—	(3)	—	431

Total	335	99	—	(3)	—	431

*	Other Comprehensive Income

As at December 31, 2018, the Company held $330 million of U.S. Treasury debt securities. An amount of $100 million corresponding to the principal amount of U.S. Treasury Bills, which were acquired in 2017 and transferred to a financial institution with high credit quality as part of a short-term securities lending transaction, matured in July 2018. The Company transferred at that date to the financial institution an equivalent amount of U.S. Treasury Bonds from its existing portfolio. In 2018, the Company transferred the remainder of its U.S. Treasury Bonds portfolio as part of additional short-term securities lending transactions.

These transactions were concluded in compliance with the Company’s policy to optimize the return on its short-term interest rate investments, which requires placement with institutions with high credit rating. The Company, acting as the securities lender, does not hold any collateral on the unsecured securities lending transactions. The Company retains effective control on the transferred securities.

The debt securities had an average rating of Aaa/AA+/AAA from Moody’s, S&P and Fitch, respectively, with a weighted average maturity of 1.3 years. The debt securities were reported as current assets on the line “Marketable Securities” on the consolidated balance sheet as at December 31, 2018, since they represented investments of funds available for current operations. The bonds were classified as available-for-sale and recorded at fair value as at December 31, 2018. This fair value measurement corresponds to a Level 1 fair value hierarchy measurement. The aggregate amortized cost basis of these securities totaled $332 million as at December 31, 2018.